Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$ 80,670	$ 88,232
Trade payables
Accounts payable and accrued liabilities	57,604	72,545
GST payable
Accounts payable and accrued liabilities	1,079	2,933
Accrued liabilities-
Accounts payable and accrued liabilities	$ 21,987	$ 12,754